LONG-TERM DEBT-MORTGAGES	12 Months Ended
Jul. 31, 2023
Debt Disclosure [Abstract]
LONG-TERM DEBT-MORTGAGES

3. LONG-TERM DEBT—MORTGAGES:

			Years Ended July 31,
	Current Annual Interest Rate	Final Payment Date	2023	2022
Mortgage:
Bond St. land and building, Brooklyn, NY (1)	4.375%	12/1/2024	$1,653,117	$2,759,236
Fishkill land and building (2)	3.980%	4/1/2025	3,545,719	3,691,796
Deferred financing costs			(54,631)	(92,743)
Total			$5,144,205	$6,358,289
(1)	In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan is self-liquidating over a period of five years and secured by the Nine Bond Street land and building in Brooklyn, New York.
(2)	In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York land and building; amortized over a 20-year period with an interest rate of 3.98% and is due in five years.

Maturities of long-term mortgages outstanding at July 31, 2023 are as follows:

Year Ended July 31:	Amount
2024	$1,308,071
2025	3,890,765
Subtotal	5,198,836
Deferred financing costs	(54,631)
Total	$5,144,205

The carrying value of the property collateralizing the above debt is $33,869,301 at July 31, 2023.